SAFE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Oct. 02, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
AM SAFE liability	$ 28,986,000	$ 0		$ 28,271,000
Proceeds from Brookfield SAFE agreement	50,000,000
Required equity funding for qualifying projects			$ 50,000,000
Required equity funding for qualifying projects, remaining amount reduction			5,000,000
Brookfield SAFE liability	$ 50,000,000	$ 19,400,000		$ 0
Required equity funding			$ 500,000,000